Business activity (Details Narrative) € / shares in Units, $ in Thousands, € in Millions		12 Months Ended
	Dec. 10, 2020 € / shares shares	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 EUR (€)	Jun. 30, 2024 USD ($)	Nov. 27, 2023 USD ($)	Dec. 04, 2020 EUR (€)	Dec. 04, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Exercise price per share | € / shares		€ 11.50
Unexercised warrants expire term	5 years
Belike nominees pty ltd [Member]
IfrsStatementLineItems [Line Items]
Senior convertible notes | $						$ 20,000
Belike nominees pty ltd [Member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Drawn down Amount | $					$ 1,150
Benavente [Member]
IfrsStatementLineItems [Line Items]
Gross proceeds | €				€ 9.3
Security deposit | €				€ 7.5
Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Warrant issued	2,125,000
Exercise price per share | € / shares	€ 11.50
Additional share based payment awards warrants issued		1,137,000	1,137,000
Additional share based payment awards		1,137,000	1,137,000
Class A Ordinary Shares [Member] | Accredited Investors [Member]
IfrsStatementLineItems [Line Items]
Shares issued		2,450,000	2,450,000
Price per share per share | € / shares		€ 10.25
Gross proceeds		€ 20.7	$ 25,100
Class B Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Shares issued	2,125,000
HL Acquisitions Corp [Member]
IfrsStatementLineItems [Line Items]
Consideration transferred, acquisition-date fair value							€ 44.4	$ 54,000
HL Acquisitions Corp [Member] | Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Shares issued	7,033,356
Warrant issued	8,250,000
Exercise price per share | € / shares	€ 11.50